Annual Total Returns [BarChart] - Western Asset Inflation Indexed Plus Bond Fund - Class I	May 01, 2021
Bar Chart Table:
Annual Return 2011	12.81%
Annual Return 2012	6.75%
Annual Return 2013	(8.19%)
Annual Return 2014	2.83%
Annual Return 2015	(2.50%)
Annual Return 2016	2.40%
Annual Return 2017	3.82%
Annual Return 2018	(2.25%)
Annual Return 2019	9.79%
Annual Return 2020	9.84%